ACQUISITION AND OTHER VENTURE - Previously reported and restated amounts of the Group presented in the consolidated financial statements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Consolidated statement of profit or loss and other comprehensive income for the year
Revenue	¥ 233,199	$ 33,497	¥ 227,711	¥ 186,971
Profit before tax	85,649	$ 12,303	75,157	36,387
Profit for the year	61,045		52,675	24,719
Consolidated statement of financial position
Total assets	757,731		686,381	624,089
Total liabilities	(309,505)		266,471	(241,518)
Total Equity	¥ 448,226		419,910	¥ 382,571	$ 64,384	¥ 381,353	¥ 385,318
Originally stated [member]
Consolidated statement of profit or loss and other comprehensive income for the year
Revenue			226,963
Profit before tax			75,177
Profit for the year			52,688
Consolidated statement of financial position
Total assets			678,779
Total liabilities			261,414
Total Equity			417,365					¥ 382,371
Impact of business combination under common control [member]
Consolidated statement of profit or loss and other comprehensive income for the year
Revenue			748
Profit before tax			(20)
Profit for the year			(13)
Consolidated statement of financial position
Total assets			7,602
Total liabilities			5,057
Total Equity			¥ 2,545